CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net loss	$ (5,513,725)	$ (7,111,945)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	54,992	55,284
Bad debt expense	6,221	20,068
Amortization of beneficial conversion feature of convertible notes	$ 145,716	223,025
Amortization of original issue discounts related to convertible notes		5,791
Equity compensation expense	$ 1,024,895	$ 1,682,833
Loss on extinguishment of debt	$ 596,648
Loss on sale of assets		$ 11,413
(Gain) Loss on stock issued for interest	$ (12,841)	$ 201,175
Loss on settlement of litigation	412,867
Reversal of litigation accrual	(448,044)
Changes in assets and liabilities:
Accounts receivable	(207,585)	$ (18,067)
Inventories	(263,313)	(266,574)
Prepaid expenses and other current assets	123,513	46,862
Other assets	14,000	(3,200)
Accounts payable	$ 123,423	(37,059)
Accrual for severance agreement		(102,056)
Deferred revenue		(7,019)
Accrued expenses	$ 283,460	167,450
Net cash used in operating activities	(3,659,773)	(5,132,019)
Cash flows from Investing Activities
Purchases of equipment	(21,743)	(72,851)
Net cash used in investing activities	(21,743)	(72,851)
Cash flows from Financing Activities
Proceeds from sale of stock through private placements	150,755	2,131,527
Proceeds from the sale of stock and warrants through private placements	$ 2,305,000	1,705,000
Proceeds from sale of stock under stock purchase agreement		570,000
Proceeds from exercise of warrants		25,000
Proceeds from convertible note - related party		1,000,000
Proceeds from exercise of stock options		$ 18,200
Proceeds from advances on convertible line of credit - related party	$ 1,375,000
Repayments of convertible notes from third parties		$ (115,822)
Payments on notes with related parties		(85,880)
Payments on insurance finance contract	$ (88,382)	(67,164)
Net cash provided by financing activities	3,742,373	5,180,861
Net increase (decrease) in cash and cash equivalents	60,857	(24,009)
Cash and cash equivalents - beginning	66,266	90,275
Cash and cash equivalents - ending	127,123	66,266
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	$ 2,894	$ 2,736
Cash paid for income taxes
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	$ 82,925	$ 68,942
Beneficial conversion feature of convertible notes	75,609	$ 913,898
Loan discount from issuance of warrants	$ 75,609
Conversion of notes for common stock		$ 82,132
Stock issued for services	$ 1,674
Stock issued for vehicle purchase	16,000
Common stock issued for accrued interest	$ 224,811	$ 154,251